Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001020425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEFX
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSENX
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSILX
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNILX
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVFX
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSFX
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFOX
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASFX
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASNX

Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund
Litman Gregory Masters Equity Fund
Investment Objective
The Litman Gregory Masters Equity Fund (the "Equity Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Litman Gregory Masters Equity Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Litman Gregory Masters Equity Fund		Institutional Class	Investor Class
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	1.28%	1.53%
[1]	The Total Annual Fund Operating Expenses for the Equity Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the Equity
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Litman Gregory Masters Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	130	406	702	1,545
Investor Class	156	483	834	1,824

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Equity Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Equity Fund's performance. During the most recent fiscal year, the Equity Fund's portfolio turnover rate was 71.42% of the average value of its portfolio.
Principal Strategies
Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Equity
Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman
Gregory also believes that most stock pickers have a few select stocks in which they have a very high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence"
stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Equity Fund's strategy is to engage a number of proven managers as sub-advisors (each, a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, the Equity Fund invests at least 80% of its net assets in equity securities, and each sub-advisor manages a portion of the Equity Fund's assets by independently managing a portfolio typically composed of at least 5, but not more than 15 stocks. Equity securities in which the Equity Fund may invest include common stocks, preferred stocks and convertible debt securities, which may be converted on specified terms into stock of the issuer. The Fund invests primarily in the securities of large-, mid- and small-sized U.S. companies, although the managers also have flexibility to invest in the securities of foreign companies (up to 50% of the Equity Fund's net assets may be invested in foreign equity securities, which may include emerging markets). Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. By executing this strategy, the Equity Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 60 to 100) and industries while allowing each manager to run a portion of the portfolio focused on only its favorite stocks; and

·  further diversify across different-sized companies and stock-picking styles by incorporating managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.
Principal Risks
Investment in stocks exposes shareholders of the Equity Fund to the risk of losing money if the value of the stocks held by the Equity Fund declines during the period an investor owns shares in the Equity Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Equity Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Equity Fund.

·  Convertible Securities Risk . This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals;
   market sentiment; the issuer's operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

·  Smaller Companies Risk. The Equity Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Equity Fund may invest a portion of its assets in stocks of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Multi-Style Management Risk. Because portions of the Equity Fund's assets are managed by different portfolio managers using different styles, the Equity
   Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart shows changes in the performance of the Equity Fund's Institutional Class shares from year to year. The table below shows how the Equity Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Equity Fund will perform in the future. Updated performance information is available on the Equity Fund's website at www.mastersfunds.com.
Litman Gregory Masters Equity Fund - Institutional Class Calendar Year Total Returns

During the periods shown above, the highest and lowest quarterly returns earned by the Equity Fund were: Highest: 21.39% Quarter ended June 30, 2009 Lowest: -29.78% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	(4.16%)	(1.70%)	2.47%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.16%)	(2.12%)	2.08%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(2.71%)	(1.46%)	2.12%
Investor Class	Investor Class Return Before Taxes	(4.40%)	(1.91%)	2.24%
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.51%
Lipper Multi-Cap Core Funds Index	Lipper Multi-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	(2.81%)	(0.31%)	3.45%

The Equity Fund's Investor Class commenced operations on April 30, 2009.
Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The Equity Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Equity Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the Equity Fund's Institutional Class, and after-tax returns for the
Equity Fund's Investor Class will vary. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Equity Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Equity Fund (the "Equity Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Equity Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Equity Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Equity Fund's performance. During the most recent fiscal year, the Equity Fund's
		portfolio turnover rate was 71.42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.42%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Equity
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Equity
Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman
Gregory also believes that most stock pickers have a few select stocks in which they have a very high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence"
stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Equity Fund's strategy is to engage a number of proven managers as sub-advisors (each, a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, the Equity Fund invests at least 80% of its net assets in equity securities, and each sub-advisor manages a portion of the Equity Fund's assets by independently managing a portfolio typically composed of at least 5, but not more than 15 stocks. Equity securities in which the Equity Fund may invest include common stocks, preferred stocks and convertible debt securities, which may be converted on specified terms into stock of the issuer. The Fund invests primarily in the securities of large-, mid- and small-sized U.S. companies, although the managers also have flexibility to invest in the securities of foreign companies (up to 50% of the Equity Fund's net assets may be invested in foreign equity securities, which may include emerging markets). Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. By executing this strategy, the Equity Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 60 to 100) and industries while allowing each manager to run a portion of the portfolio focused on only its favorite stocks; and

·  further diversify across different-sized companies and stock-picking styles by incorporating managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment
		criteria; or (5) for other portfolio management reasons.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Equity Fund to the risk of losing money if the value of the stocks held by the Equity Fund declines during the period an investor owns shares in the Equity Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Equity Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Equity Fund.

·  Convertible Securities Risk . This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals;
   market sentiment; the issuer's operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

·  Smaller Companies Risk. The Equity Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Equity Fund may invest a portion of its assets in stocks of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Multi-Style Management Risk. Because portions of the Equity Fund's assets are managed by different portfolio managers using different styles, the Equity
   Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management
		style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Equity Fund to the risk of losing money if the value of the stocks held by the Equity Fund declines during the period an investor owns shares in the Equity Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart shows changes in the performance of the Equity Fund's Institutional Class shares from year to year. The table below shows how the Equity Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Equity Fund will perform in the future. Updated performance information is available on the Equity Fund's
		website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart shows changes in the performance of the Equity Fund's Institutional Class shares from year to year. The table below shows how the Equity Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Equity Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Equity Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown above, the highest and lowest quarterly returns earned by the Equity Fund were: Highest: 21.39% Quarter ended June 30, 2009 Lowest: -29.78% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Equity Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Equity Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Equity Fund's Institutional Class, and after-tax returns for the Equity Fund's Investor Class will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Equity Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Equity Fund's Investor Class commenced operations on April 30, 2009.
Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The Equity Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Equity Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the Equity Fund's Institutional Class, and after-tax returns for the
Equity Fund's Investor Class will vary. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Equity Fund, a tax
		deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Lipper Multi-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2002	rr_AnnualReturn2002	(19.06%)
Annual Return 2003	rr_AnnualReturn2003	31.89%
Annual Return 2004	rr_AnnualReturn2004	13.54%
Annual Return 2005	rr_AnnualReturn2005	4.96%
Annual Return 2006	rr_AnnualReturn2006	9.34%
Annual Return 2007	rr_AnnualReturn2007	4.57%
Annual Return 2008	rr_AnnualReturn2008	(46.76%)
Annual Return 2009	rr_AnnualReturn2009	44.30%
Annual Return 2010	rr_AnnualReturn2010	19.21%
Annual Return 2011	rr_AnnualReturn2011	(4.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.78%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.12%
Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%

[1]	The Total Annual Fund Operating Expenses for the Equity Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund
Litman Gregory Masters International Fund
Investment Objective
The Litman Gregory Masters International Fund (the "International Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Litman Gregory Masters International Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Litman Gregory Masters International Fund		Institutional Class	Investor Class
Management Fees		1.06%	1.06%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.20%	0.20%
Total Annual Fund Operating Expenses		1.26%	1.51%
Fee Waiver and/or Expense Reimbursement		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.11%	1.36%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed to waive a portion of the percentage management fee rate on the daily net assets of the International Fund so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund's daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund's assets and 0.30% on assets over $1 billion through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Example
This example is intended to help you compare the cost of investing in the
International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
International Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Litman Gregory Masters International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	113	385	677	1,509
Investor Class	138	462	810	1,789

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund's performance. During the most recent fiscal year, the International Fund's portfolio turnover rate was 127.07% of the average value of its portfolio.
Principal Strategies
Litman Gregory, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers, Litman
Gregory believes that a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the International Fund will invest at least 80% of its net assets in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the
International Fund seeks to:

·  combine the efforts of several experienced, world-class international managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 60 to 90) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The International
Fund's managers may trade its portfolio frequently.
Principal Risks
Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.

·  Foreign Company and Emerging Markets Risk. The International Fund will normally be invested in securities of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Emerging Markets Risk. The International Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

·  Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the International Fund's assets are managed by different portfolio managers using different styles, the
   International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund's Institutional Class shares from year to year. The table below shows how the International Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the
International Fund will perform in the future. Updated performance information is available on the International Fund's website at www.mastersfunds.com.
Litman Gregory Masters International Fund - Institutional Class Calendar Year Total Returns

During the periods shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:          26.71%          Quarter ended June 30, 2009

Lowest: -24.94% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	(16.24%)	(2.41%)	6.30%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(16.14%)	(3.48%)	5.13%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(10.40%)	(2.20%)	5.33%
Investor Class	Investor Class Return Before Taxes	(16.46%)	(2.65%)	6.03%
S&P Global (ex U.S.) LargeMidCap Index	S&P Global (ex U.S.) LargeMidCap Index (reflects no deduction for fees, expenses or taxes)	(13.41%)	(2.13%)	6.77%
Lipper International Large-Cap Core Funds Index	Lipper International Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	(13.57%)	(4.97%)	3.90%

The International Fund's Investor Class commenced operations on April 30,
2009. Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The International Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the International Fund's Institutional Class, and after-tax returns for the International Fund's Investor Class will vary. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
International Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters International Fund (the "International Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund's performance. During the most recent fiscal year, the International Fund's portfolio turnover rate was 127.07% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.07%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
International Fund's operating expenses remain the same (taking into account the
		contractual expense waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers, Litman
Gregory believes that a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the International Fund will invest at least 80% of its net assets in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the
International Fund seeks to:

·  combine the efforts of several experienced, world-class international managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 60 to 90) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The International
		Fund's managers may trade its portfolio frequently.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.

·  Foreign Company and Emerging Markets Risk. The International Fund will normally be invested in securities of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Emerging Markets Risk. The International Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

·  Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the International Fund's assets are managed by different portfolio managers using different styles, the
   International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment
		management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund's Institutional Class shares from year to year. The table below shows how the International Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the
International Fund will perform in the future. Updated performance information
		is available on the International Fund's website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters International Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:          26.71%          Quarter ended June 30, 2009

		Lowest: -24.94% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The International Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the International Fund's Institutional Class, and after-tax returns for the International Fund's Investor Class will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the International Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The International Fund's Investor Class commenced operations on April 30,
2009. Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The International Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the International Fund's Institutional Class, and after-tax returns for the International Fund's Investor Class will vary. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
		International Fund, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | S&P Global (ex U.S.) LargeMidCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global (ex U.S.) LargeMidCap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.77%
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Lipper International Large-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	677
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Annual Return 2002	rr_AnnualReturn2002	(14.34%)
Annual Return 2003	rr_AnnualReturn2003	38.86%
Annual Return 2004	rr_AnnualReturn2004	14.30%
Annual Return 2005	rr_AnnualReturn2005	23.78%
Annual Return 2006	rr_AnnualReturn2006	23.61%
Annual Return 2007	rr_AnnualReturn2007	20.75%
Annual Return 2008	rr_AnnualReturn2008	(45.47%)
Annual Return 2009	rr_AnnualReturn2009	38.54%
Annual Return 2010	rr_AnnualReturn2010	15.86%
Annual Return 2011	rr_AnnualReturn2011	(16.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.30%
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%
Litman Gregory Masters International Fund (Prospectus Summary) | Litman Gregory Masters International Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,789
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.03%

[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed to waive a portion of the percentage management fee rate on the daily net assets of the International Fund so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund's daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund's assets and 0.30% on assets over $1 billion through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund
Litman Gregory Masters Value Fund
Investment Objective
The Litman Gregory Masters Value Fund (the "Value Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Value Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Litman Gregory Masters Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Litman Gregory Masters Value Fund Institutional Class
Management Fees		1.10%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.39%
Fee Waiver and/or Expense Reimbursement		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.37%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Value Fund, has contractually agreed to waive its advisory fee by 0.02% of the Value Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Value Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.01% of expenses that Litman Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the Value
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Litman Gregory Masters Value Fund Institutional Class	139	438	759	1,667

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Value Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Value Fund's performance. During the most recent fiscal year, the Value Fund's portfolio turnover rate was 18.59% of the average value of its portfolio.
Principal Strategies
Litman Gregory, the advisor to the Value Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Value Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Value Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. The Value Fund is non-diversified, which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. The Value Fund typically invests in the securities of mid- and large-sized
U. S. companies, although the managers have the flexibility to invest in the securities of small companies. Additionally, up to 50% of the Value Fund's net assets may be invested in foreign securities, including in emerging markets. And, to a much smaller extent, the Value Fund also invests in distressed companies, which Litman Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The Value Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Value Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower), by Standard & Poor's or Moody's Investor Services, respectively. By executing this strategy, the Value Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;
   and

·  deliver a value-oriented portfolio that is prudently varied in terms of the number of stocks.

All of the managers selected to pick securities for the Value Fund utilize a value approach to stock selection. In general, value investors seek to invest in companies whose stocks they deem to be undervalued. Their value analysis may focus on metrics such as earnings, cash flow, private market value, intrinsic value, liquidation value or other factors. In assessing a company, a value investor will review financial statements and may assess the quality of management, competitive forces, industry outlook, capital structure, lifecycle issues, growth potential and other factors. At times, stocks of companies undergoing temporary hardships may be purchased. Each of the Value Fund's managers has their own unique approach to company analysis and may define value differently.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.
Principal Risks
Investment in stocks exposes shareholders of the Value Fund to the risk of losing money if the value of the stocks held by the Value Fund declines during the period an investor owns shares in the Value Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Value Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Value Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Value Fund may have a greater impact on the Value Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Value Fund may invest a portion of its assets in securities of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Value Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Value Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Value Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Value Fund. The bar chart shows changes in the performance of the Value Fund's Institutional Class shares from year to year. The table below shows how the Value Fund's average annual returns for the 1-year, 5-year and
10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Value Fund will perform in the future. Updated performance information is available on the Value Fund's website at www.mastersfunds.com.
Litman Gregory Masters Value Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Value Fund were: Highest: 25.90% Quarter ended June 30, 2009 Lowest: -27.32% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	0.88%	(3.62%)	2.80%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.79%	(4.10%)	2.39%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.70%	(3.13%)	2.39%
Russell 3000® Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	4.08%
Lipper Large-Cap Value Funds Index	Lipper Large-Cap Value Funds Index (reflects no deduction for fees, expenses or taxes)	(2.16%)	(2.25%)	2.59%

The Value Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Value Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Value
Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Value Fund (the "Value Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Value Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Value Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Value Fund's performance. During the most recent fiscal year, the Value Fund's
		portfolio turnover rate was 18.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.59%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Value Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.01% of expenses that Litman Gregory voluntarily waived.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Value
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same (taking into account the contractual expense
		waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory, the advisor to the Value Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Value Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Value Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. The Value Fund is non-diversified, which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. The Value Fund typically invests in the securities of mid- and large-sized
U. S. companies, although the managers have the flexibility to invest in the securities of small companies. Additionally, up to 50% of the Value Fund's net assets may be invested in foreign securities, including in emerging markets. And, to a much smaller extent, the Value Fund also invests in distressed companies, which Litman Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The Value Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Value Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower), by Standard & Poor's or Moody's Investor Services, respectively. By executing this strategy, the Value Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;
   and

·  deliver a value-oriented portfolio that is prudently varied in terms of the number of stocks.

All of the managers selected to pick securities for the Value Fund utilize a value approach to stock selection. In general, value investors seek to invest in companies whose stocks they deem to be undervalued. Their value analysis may focus on metrics such as earnings, cash flow, private market value, intrinsic value, liquidation value or other factors. In assessing a company, a value investor will review financial statements and may assess the quality of management, competitive forces, industry outlook, capital structure, lifecycle issues, growth potential and other factors. At times, stocks of companies undergoing temporary hardships may be purchased. Each of the Value Fund's managers has their own unique approach to company analysis and may define value differently.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment
		criteria; or (5) for other portfolio management reasons.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Value Fund to the risk of losing money if the value of the stocks held by the Value Fund declines during the period an investor owns shares in the Value Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Value Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Value Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Value Fund may have a greater impact on the Value Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Value Fund may invest a portion of its assets in securities of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Value Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Value Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Value Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses
		compared to a fund using a single investment management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Value Fund to the risk of losing money if the value of the stocks held by the Value Fund declines during the period an investor owns shares in the Value Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Value Fund may have a greater impact on the Value Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Value Fund. The bar chart shows changes in the performance of the Value Fund's Institutional Class shares from year to year. The table below shows how the Value Fund's average annual returns for the 1-year, 5-year and
10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Value Fund will perform in the future. Updated performance information
		is available on the Value Fund's website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Value Fund. The bar chart shows changes in the performance of the Value Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Value Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Value Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Value Fund were: Highest: 25.90% Quarter ended June 30, 2009 Lowest: -27.32% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Value Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Value Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Value Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Value Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Value Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Value
		Fund, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Russell 3000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Lipper Large-Cap Value Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,667
Annual Return 2002	rr_AnnualReturn2002	(14.09%)
Annual Return 2003	rr_AnnualReturn2003	32.28%
Annual Return 2004	rr_AnnualReturn2004	14.70%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	16.77%
Annual Return 2007	rr_AnnualReturn2007	(2.34%)
Annual Return 2008	rr_AnnualReturn2008	(47.35%)
Annual Return 2009	rr_AnnualReturn2009	44.04%
Annual Return 2010	rr_AnnualReturn2010	11.30%
Annual Return 2011	rr_AnnualReturn2011	0.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.80%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%

[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Value Fund, has contractually agreed to waive its advisory fee by 0.02% of the Value Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Value Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.01% of expenses that Litman Gregory voluntarily waived.

Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund
Litman Gregory Masters Smaller Companies Fund
Investment Objective
The Litman Gregory Masters Smaller Companies Fund (the "Smaller Companies Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Smaller Companies Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Litman Gregory Masters Smaller Companies Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Litman Gregory Masters Smaller Companies Fund Institutional Class
Management Fees	1.14%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.54%

Example
This example is intended to help you compare the cost of investing in the
Smaller Companies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Smaller Companies Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Litman Gregory Masters Smaller Companies Fund Institutional Class	157	486	839	1,834

Portfolio Turnover
The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Smaller Companies Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund's performance. During the most recent fiscal year, the Smaller Companies Fund's portfolio turnover rate was 125.18% of the average value of its portfolio.
Principal Strategies
Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Smaller
Companies Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peer groups. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their
"highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Smaller Companies Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor'), with each manager investing in the securities of smaller companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Smaller Companies Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the Smaller Companies Fund invests at least 80% of its net assets in securities of small- and mid-sized U.S.
companies. The managers have limited flexibility to invest in the securities of foreign companies, including emerging markets (up to 15% of the Smaller
Companies Fund's net assets may be invested in foreign securities). By executing this strategy, the Smaller Companies Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 50 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across stock-picking styles by including managers with a variety of stock-picking disciplines.

Litman Gregory defines a "smaller company" as one whose market capitalization falls below the market capitalization of the largest company in the Russell
2500® Index which, as of March 31, 2012, was $11.0 billion. The Russell 2500®
Index measures the performance of 2,500 small- and mid-sized companies with market capitalizations averaging $3.0 billion as of March 31, 2012. Generally,
Litman Gregory believes the majority of the Smaller Companies Fund's holdings will typically fall within the range of the Russell 2000® Index, but the Smaller
Companies Fund has the flexibility to hold mid-sized companies if the managers believe that holding these companies will lead to higher overall returns. As of
March 31, 2012, the largest company in the Russell 2000® Index had a market capitalization of $5.7 billion.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The Smaller Companies
Fund's investment managers may trade its portfolio frequently.
Principal Risks
Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies
Fund declines during the period an investor owns shares in the Smaller Companies
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Smaller Companies Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Smaller Companies
   Fund.

·  Smaller Companies Risk. The Smaller Companies Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Smaller Companies Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Smaller Companies Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Smaller Companies Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the Smaller Companies Fund's assets are managed by different portfolio managers using different styles, the
   Smaller Companies Fund could experience overlapping security transactions.
   Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year. The table below shows how the Smaller Companies Fund's average annual returns for the 1-year, 5-year and since inception periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future. Updated performance information is available on the Smaller
Companies Fund's website at www.mastersfunds.com.
Litman Gregory Masters Smaller Companies Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Smaller Companies Fund were:

Highest:           31.77%         Quarter ended June 30, 2009

Lowest: -28.14% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Smaller Companies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	0.47%	0.74%	6.64%	Jun 30, 2003
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.47%	0.14%	5.96%	Jun 30, 2003
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.30%	0.48%	5.61%	Jun 30, 2003
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	7.46%	Jun 30, 2003
Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	(3.82%)	1.31%	7.87%	Jun 30, 2003

The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
Smaller Companies Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Smaller Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Smaller Companies Fund (the "Smaller Companies Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Smaller Companies Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Smaller Companies Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund's performance. During the most recent fiscal year, the Smaller Companies Fund's portfolio turnover rate
		was 125.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.18%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Smaller Companies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Smaller Companies Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Smaller
Companies Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peer groups. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their
"highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Smaller Companies Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor'), with each manager investing in the securities of smaller companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Smaller Companies Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the Smaller Companies Fund invests at least 80% of its net assets in securities of small- and mid-sized U.S.
companies. The managers have limited flexibility to invest in the securities of foreign companies, including emerging markets (up to 15% of the Smaller
Companies Fund's net assets may be invested in foreign securities). By executing this strategy, the Smaller Companies Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 50 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across stock-picking styles by including managers with a variety of stock-picking disciplines.

Litman Gregory defines a "smaller company" as one whose market capitalization falls below the market capitalization of the largest company in the Russell
2500® Index which, as of March 31, 2012, was $11.0 billion. The Russell 2500®
Index measures the performance of 2,500 small- and mid-sized companies with market capitalizations averaging $3.0 billion as of March 31, 2012. Generally,
Litman Gregory believes the majority of the Smaller Companies Fund's holdings will typically fall within the range of the Russell 2000® Index, but the Smaller
Companies Fund has the flexibility to hold mid-sized companies if the managers believe that holding these companies will lead to higher overall returns. As of
March 31, 2012, the largest company in the Russell 2000® Index had a market capitalization of $5.7 billion.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The Smaller Companies
		Fund's investment managers may trade its portfolio frequently.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies
Fund declines during the period an investor owns shares in the Smaller Companies
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Smaller Companies Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Smaller Companies
   Fund.

·  Smaller Companies Risk. The Smaller Companies Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Smaller Companies Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Smaller Companies Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Smaller Companies Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the Smaller Companies Fund's assets are managed by different portfolio managers using different styles, the
   Smaller Companies Fund could experience overlapping security transactions.
   Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment
		management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies Fund declines during the period an investor owns shares in the Smaller Companies Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year. The table below shows how the Smaller Companies Fund's average annual returns for the 1-year, 5-year and since inception periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future. Updated performance information is available on the Smaller
		Companies Fund's website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Smaller Companies Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Smaller Companies Fund were:

Highest:           31.77%         Quarter ended June 30, 2009

		Lowest: -28.14% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Smaller Companies Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
		Smaller Companies Fund, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Lipper Small-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2004	rr_AnnualReturn2004	21.01%
Annual Return 2005	rr_AnnualReturn2005	5.29%
Annual Return 2006	rr_AnnualReturn2006	9.67%
Annual Return 2007	rr_AnnualReturn2007	1.64%
Annual Return 2008	rr_AnnualReturn2008	(44.81%)
Annual Return 2009	rr_AnnualReturn2009	50.57%
Annual Return 2010	rr_AnnualReturn2010	22.26%
Annual Return 2011	rr_AnnualReturn2011	0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003

Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund
Litman Gregory Masters Focused Opportunities Fund
Investment Objective
The Litman Gregory Masters Focused Opportunities Fund (the "Focused Opportunities Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Focused Opportunities Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Opportunities Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Litman Gregory Masters Focused Opportunities Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Litman Gregory Masters Focused Opportunities Fund Institutional Class
Management Fees		1.10%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.36%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Focused Opportunities Fund, has contractually agreed to waive its advisory fee by 0.08% of the Focused Opportunities Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust') upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the
Focused Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focused Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Focused Opportunities Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Litman Gregory Masters Focused Opportunities Fund Institutional Class	138	448	779	1,717

Portfolio Turnover
The Focused Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Focused Opportunities Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused Opportunities Fund's performance. During the most recent fiscal year, the Focused Opportunities Fund's portfolio turnover rate was 33.11% of the average value of its portfolio.
Principal Strategies
Litman Gregory, the advisor to the Focused Opportunities Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers, Litman
Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Focused Opportunities Fund's strategy is to engage several proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Focused Opportunities Fund's assets independently by managing a portfolio typically composed of between 5 and 7 stocks. The Focused
Opportunities Fund is "non-diversified," which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. Litman Gregory believes that concentrating the Focused Opportunities Fund's portfolio in a select, limited number of securities allows the sub-advisors' highest conviction ideas to have a meaningful impact on the Focused Opportunities Fund's performance. For example, with three sub-advisors, the Focused Opportunities Fund could own as few as 15 securities. Litman Gregory believes limiting the number of holdings improves the long-term return opportunity because the portfolio contains only stocks of the sub-advisors' very highest-conviction ideas.

The Focused Opportunities Fund typically invests in the securities of large- and mid-sized U.S. companies, although the managers may also invest without limit in the securities of non-U.S. companies. At times, securities of non-U.S. companies may make up a material portion of the overall portfolio. The managers may also own securities of smaller companies, though these are expected to be a lesser portion of the overall fund portfolio. In addition, to a limited extent, the
Focused Opportunities Fund may invest in distressed companies, which Litman
Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The Focused
Opportunities Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Focused Opportunities Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower) by Standard & Poor's or Moody's Investor Services, respectively.

By executing this strategy, the Focused Opportunities Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access only the very highest-conviction stock-picking ideas of each manager at any point in time; and

·  reduce the risk of non-diversification at the overall portfolio level by incorporating managers with different stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.
Principal Risks
Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused
Opportunities Fund declines during the period an investor owns shares in the
Focused Opportunities Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Focused Opportunities
   Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Focused
   Opportunities Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused
   Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the
   Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Focused Opportunities Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Focused Opportunities
   Fund's assets are managed by different portfolio managers using different styles, the Focused Opportunities Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year. The table below shows how the Focused Opportunities Fund's average annual returns for 1-year, 5-year and since inception periods compare to those of a broad-based market index. Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future. Updated performance information is available on the Fund's website at
www.mastersfunds.com.
Litman Gregory Masters Focused Opportunities Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Focused Opportunities Fund were:

Highest:           30.29%         Quarter ended June 30, 2009

Lowest: -27.48% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Focused Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	3.62%	(0.57%)	1.26%	Jun 30, 2006
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.54%	(0.82%)	1.02%	Jun 30, 2006
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.45%	(0.54%)	1.02%	Jun 30, 2006
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	1.97%	Jun 30, 2006

The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Focused Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Focused Opportunities Fund (the "Focused Opportunities Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Focused Opportunities Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Opportunities Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Focused Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Focused Opportunities Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused Opportunities Fund's performance. During the most recent fiscal year, the Focused Opportunities Fund's portfolio turnover
		rate was 33.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.11%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Focused Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focused Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Focused Opportunities Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first
		year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory, the advisor to the Focused Opportunities Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers, Litman
Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Focused Opportunities Fund's strategy is to engage several proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Focused Opportunities Fund's assets independently by managing a portfolio typically composed of between 5 and 7 stocks. The Focused
Opportunities Fund is "non-diversified," which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. Litman Gregory believes that concentrating the Focused Opportunities Fund's portfolio in a select, limited number of securities allows the sub-advisors' highest conviction ideas to have a meaningful impact on the Focused Opportunities Fund's performance. For example, with three sub-advisors, the Focused Opportunities Fund could own as few as 15 securities. Litman Gregory believes limiting the number of holdings improves the long-term return opportunity because the portfolio contains only stocks of the sub-advisors' very highest-conviction ideas.

The Focused Opportunities Fund typically invests in the securities of large- and mid-sized U.S. companies, although the managers may also invest without limit in the securities of non-U.S. companies. At times, securities of non-U.S. companies may make up a material portion of the overall portfolio. The managers may also own securities of smaller companies, though these are expected to be a lesser portion of the overall fund portfolio. In addition, to a limited extent, the
Focused Opportunities Fund may invest in distressed companies, which Litman
Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The Focused
Opportunities Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Focused Opportunities Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower) by Standard & Poor's or Moody's Investor Services, respectively.

By executing this strategy, the Focused Opportunities Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access only the very highest-conviction stock-picking ideas of each manager at any point in time; and

·  reduce the risk of non-diversification at the overall portfolio level by incorporating managers with different stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment
		criteria; or (5) for other portfolio management reasons.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused
Opportunities Fund declines during the period an investor owns shares in the
Focused Opportunities Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Focused Opportunities
   Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Focused
   Opportunities Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused
   Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the
   Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Focused Opportunities Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Focused Opportunities
   Fund's assets are managed by different portfolio managers using different styles, the Focused Opportunities Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single
		investment management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused Opportunities Fund declines during the period an investor owns shares in the Focused Opportunities Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year. The table below shows how the Focused Opportunities Fund's average annual returns for 1-year, 5-year and since inception periods compare to those of a broad-based market index. Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Focused Opportunities Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Focused Opportunities Fund were:

Highest:           30.29%         Quarter ended June 30, 2009

		Lowest: -27.48% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the
		investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,717
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(49.34%)
Annual Return 2009	rr_AnnualReturn2009	49.28%
Annual Return 2010	rr_AnnualReturn2010	15.13%
Annual Return 2011	rr_AnnualReturn2011	3.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Focused Opportunities Fund, has contractually agreed to waive its advisory fee by 0.08% of the Focused Opportunities Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust') upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund
Litman Gregory Masters Alternative Strategies Fund
Investment Objective
The Litman Gregory Masters Alternative Strategies Fund (the "Alternative
Strategies Fund") seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.
Fees and Expenses of the Alternative Strategies Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Strategies Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Litman Gregory Masters Alternative Strategies Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Litman Gregory Masters Alternative Strategies Fund		Institutional Class	Investor Class
Management Fees		1.40%	1.40%
Distribution and or Service (12b-1) Fees		none	0.25%
Other Expenses		0.32%	0.32%
Dividend and Interest Expense		0.26%	0.26%
Total Other Expenses	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses		1.98%	2.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Alternative Strategies Fund, has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the Alternative Strategies Fund's operating expenses (excluding any taxes, interest,brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2013 (unless otherwise sooner terminated) to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement, exclusive of Dividend and Interest Expense, for the Institutional Class and the Investor Class will not exceed 1.49% and 1.74%, respectively. Operating expenses are a sum of Management Fees and Other Expenses but do not include Dividend and Interest expense which are a function of portfolio management strategies and will fluctuate. That agreement may be renewed after April 30, 2013 for periods not exceeding one year and may be terminated by the Board of Trustees (the "Board") of Litman Gregory Funds Trust on sixty (60) days' written notice to Litman Gregory. Litman Gregory may also decline to renew that agreement on thirty (30) days' written notice to the Trust. Any fee waiver or expense reimbursement made pursuant to that agreement is subject to the repayment by the Alternative Strategies Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the Alternative Strategies Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.

Example
This example is intended to help you compare the cost of investing in the
Alternative Strategies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Alternative Strategies
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Alternative Strategies Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Litman Gregory Masters Alternative Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	178	599
Investor Class	203	675

Portfolio Turnover
The Alternative Strategies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Alternative Strategies Fund are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, will affect the Alternative Strategies
Fund's performance. During the most recent fiscal period, the Alternative
Strategies Fund's portfolio turnover rate was 34.19% of the average value of its portfolio.
Principal Strategies
Litman Gregory, the advisor to the Alternative Strategies Fund, believes that it is possible to identify highly skilled and experienced investment managers who can successfully execute various investment approaches that target materially lower volatility than the stock market or that have a low correlation or low sensitivity to traditional investment strategies, or both, so that the overall performance of the Alternative Strategies Fund is not heavily dependent on steadily rising stock or bond market to earn its return over a market cycle.
Furthermore, Litman Gregory believes that by allocating assets among multiple investment managers with different but complementary strategies it can further enhance the risk-adjusted return potential of an overall fund portfolio over a full market cycle.

Based on these beliefs, the Alternative Strategies Fund's strategy is to engage a number of established investment managers as sub-advisors (each a
"sub-advisor" or "manager") to offer investors a mix of strategies that Litman
Gregory believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The Alternative Strategies
Fund is intended to be used by investors as a source of diversification for traditional stock and bond portfolios to reduce volatility and potentially enhance returns relative to various measures of risk.

Allocations among sub-advisors are based on a number of factors, including
Litman Gregory's expectation for the risk-adjusted return potential of each sub-advisor's strategy, the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman
Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor's strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the Alternative Strategies Fund's overall portfolio. No strategy will be allocated less than 15% of portfolio assets or more than 35% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to the Alternative Strategies Fund in the future.

Sub-advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; arbitrage opportunities; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin offs; as well as other opportunities in areas such as real estate or managed futures. In the aggregate, the managers can invest globally in stocks of companies of any size, domicile or market capitalization, government and corporate bonds and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Alternative Strategies
Fund. They may also invest in derivatives to manage risk or enhance return and can also utilize leverage to a limited degree. Each of the managers may invest in illiquid securities; however, the Fund as a whole may not hold more than 15%
of its net assets in illiquid securities. In some cases, the sub-advisors may seek to replicate strategies they employ in their private (hedge) funds. In other cases, the sub-advisors may seek to enhance strategies they run in other public funds by focusing on their highest conviction ideas to a greater extent or by pursuing certain aspects of their strategies with greater flexibility.
However, the Alternative Strategies Fund will only invest directly in portfolio securities selected by the sub-advisors and will not invest in any pooled investment vehicles or accounts managed by the sub-advisors.

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allows tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, and (4) an absolute return fixed income strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies. Litman Gregory may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Alternative
Strategies Fund's portfolio at all times.

The sub-advisor that manages the arbitrage strategy seeks to generate long-term returns of at least mid-single-digits with low correlation to the equity and bond markets and may follow merger arbitrage, convertible arbitrage and capital structure arbitrage strategies. This objective is pursued by investing in equity and debt securities of U.S. and non-U.S. companies that are impacted by corporate events such as mergers, acquisitions, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

The sub-advisor that manages the opportunistic income strategy allocates investments to fixed income instruments and other investments with no limit on the duration of the portfolio. The sub-advisor may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; real estate investment trust ("REIT") debt securities; and mortgage related securities. When investing in mortgage-related securities, the sub-advisor may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; collateralized mortgage obligations ("CMOs") issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; commercial mortgage backed securities
("CMBS"); obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; "interest only" and "principal only" stripped mortgage securities;
inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

The sub-advisor that manages the contrarian opportunity strategy focuses on investments that offer absolute rather than relative value. The goal is to provide equity-like returns over longer periods ( i.e. , five to seven years)
while protecting against the permanent loss of capital. Attention is directed toward those companies offering the best combination of such quality criteria as strong market share, good management, and high normalized return on capital.

The sub-advisor that manages the absolute return fixed income strategy seeks to achieve positive total returns over a full market cycle with relatively low volatility. The sub-advisor intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies designed to mitigate downside risk. Under normal market conditions, the sub-advisor may invest (1) up to 75% of the total assets allocated to it in below investment-grade fixed income securities and related derivatives; (2) up to 75% of the total assets allocated to it in investments denominated in non-U.S. currencies and related derivatives, including up to 50% in investments denominated in emerging market currencies and related derivatives; and (3) up to 20% of the total assets allocated to it in equity related securities and derivatives as measured at time of allocation.
Principal Risks
As with all mutual funds, it is possible to lose money on an investment in the
Alternative Strategies Fund. An investment in the Alternative Strategies Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance
Corporation (FDIC). The principal risks of investing in the Alternative
Strategies Fund are:

·   Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

·   Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates.

·   Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as
    "junk bonds"), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody's Investors
    Service ("Moody's") or BB through D by Standard & Poor's Rating Group ("S&P")
    (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody's or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative
    Strategies Fund's ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

·   Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

·   Credit Risk. This is the risk that the Alternative Strategies Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

·   Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals;
    market sentiment; the issuer's operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

·   Capital Structure Arbitrage Risk. The perceived mispricing identified by the
    Adviser may not disappear or may even increase, in which case losses may be realized.

·   Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

·   Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

·   Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Alternative
    Strategies Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies
    Fund's ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities.

·   Currency Risk. This is the risk that investing in foreign currencies may expose the Alternative Strategies Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The
    Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes.

·   Leverage Risk.  This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund's portfolio securities to be magnified and the Alternative Strategies Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

·   Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

·   Short Sale Risk. This is the risk that the value of a security the
    Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the
    Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

·   Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

·   Multi-Style Management Risk. This is the risk that the Alternative
    Strategies Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the Alternative Strategies Fund's assets.  Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

·   Portfolio Turnover Risk. This is the risk that the Alternative Strategies
    Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the
    Alternative Strategies Fund are held in a taxable account.

·   Unfavorable Tax Treatment Risk: This is the risk that a material portion of the Alternative Strategies Fund's return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates.
Performance
Because the Alternative Strategies Fund recently commenced operations on
September 30, 2011, no performance information is presented for the Alternative
Strategies Fund at this time. In the future, performance information will be presented in this section of the Prospectus. The performance information, when presented, will give investors some indication of the risks of an investment in the Alternative Strategies Fund by showing changes in the Alternative Strategies
Fund's performance from year to year and by comparing the Alternative Strategies
Fund's performance with the performance of a broad-based market index and other indexes.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Alternative Strategies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Alternative Strategies Fund (the "Alternative
Strategies Fund") seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock
		and bond market indexes.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Alternative Strategies Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Strategies Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Alternative Strategies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Alternative Strategies Fund are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, will affect the Alternative Strategies
Fund's performance. During the most recent fiscal period, the Alternative
Strategies Fund's portfolio turnover rate was 34.19% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.19%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Alternative Strategies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Alternative Strategies
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Alternative Strategies Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory, the advisor to the Alternative Strategies Fund, believes that it is possible to identify highly skilled and experienced investment managers who can successfully execute various investment approaches that target materially lower volatility than the stock market or that have a low correlation or low sensitivity to traditional investment strategies, or both, so that the overall performance of the Alternative Strategies Fund is not heavily dependent on steadily rising stock or bond market to earn its return over a market cycle.
Furthermore, Litman Gregory believes that by allocating assets among multiple investment managers with different but complementary strategies it can further enhance the risk-adjusted return potential of an overall fund portfolio over a full market cycle.

Based on these beliefs, the Alternative Strategies Fund's strategy is to engage a number of established investment managers as sub-advisors (each a
"sub-advisor" or "manager") to offer investors a mix of strategies that Litman
Gregory believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The Alternative Strategies
Fund is intended to be used by investors as a source of diversification for traditional stock and bond portfolios to reduce volatility and potentially enhance returns relative to various measures of risk.

Allocations among sub-advisors are based on a number of factors, including
Litman Gregory's expectation for the risk-adjusted return potential of each sub-advisor's strategy, the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman
Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor's strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the Alternative Strategies Fund's overall portfolio. No strategy will be allocated less than 15% of portfolio assets or more than 35% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to the Alternative Strategies Fund in the future.

Sub-advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; arbitrage opportunities; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin offs; as well as other opportunities in areas such as real estate or managed futures. In the aggregate, the managers can invest globally in stocks of companies of any size, domicile or market capitalization, government and corporate bonds and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Alternative Strategies
Fund. They may also invest in derivatives to manage risk or enhance return and can also utilize leverage to a limited degree. Each of the managers may invest in illiquid securities; however, the Fund as a whole may not hold more than 15%
of its net assets in illiquid securities. In some cases, the sub-advisors may seek to replicate strategies they employ in their private (hedge) funds. In other cases, the sub-advisors may seek to enhance strategies they run in other public funds by focusing on their highest conviction ideas to a greater extent or by pursuing certain aspects of their strategies with greater flexibility.
However, the Alternative Strategies Fund will only invest directly in portfolio securities selected by the sub-advisors and will not invest in any pooled investment vehicles or accounts managed by the sub-advisors.

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allows tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, and (4) an absolute return fixed income strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies. Litman Gregory may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Alternative
Strategies Fund's portfolio at all times.

The sub-advisor that manages the arbitrage strategy seeks to generate long-term returns of at least mid-single-digits with low correlation to the equity and bond markets and may follow merger arbitrage, convertible arbitrage and capital structure arbitrage strategies. This objective is pursued by investing in equity and debt securities of U.S. and non-U.S. companies that are impacted by corporate events such as mergers, acquisitions, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

The sub-advisor that manages the opportunistic income strategy allocates investments to fixed income instruments and other investments with no limit on the duration of the portfolio. The sub-advisor may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; real estate investment trust ("REIT") debt securities; and mortgage related securities. When investing in mortgage-related securities, the sub-advisor may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; collateralized mortgage obligations ("CMOs") issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; commercial mortgage backed securities
("CMBS"); obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; "interest only" and "principal only" stripped mortgage securities;
inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

The sub-advisor that manages the contrarian opportunity strategy focuses on investments that offer absolute rather than relative value. The goal is to provide equity-like returns over longer periods ( i.e. , five to seven years)
while protecting against the permanent loss of capital. Attention is directed toward those companies offering the best combination of such quality criteria as strong market share, good management, and high normalized return on capital.

The sub-advisor that manages the absolute return fixed income strategy seeks to achieve positive total returns over a full market cycle with relatively low volatility. The sub-advisor intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies designed to mitigate downside risk. Under normal market conditions, the sub-advisor may invest (1) up to 75% of the total assets allocated to it in below investment-grade fixed income securities and related derivatives; (2) up to 75% of the total assets allocated to it in investments denominated in non-U.S. currencies and related derivatives, including up to 50% in investments denominated in emerging market currencies and related derivatives; and (3) up to 20% of the total assets allocated to it in
		equity related securities and derivatives as measured at time of allocation.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, it is possible to lose money on an investment in the
Alternative Strategies Fund. An investment in the Alternative Strategies Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance
Corporation (FDIC). The principal risks of investing in the Alternative
Strategies Fund are:

·   Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

·   Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates.

·   Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as
    "junk bonds"), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody's Investors
    Service ("Moody's") or BB through D by Standard & Poor's Rating Group ("S&P")
    (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody's or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative
    Strategies Fund's ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

·   Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

·   Credit Risk. This is the risk that the Alternative Strategies Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

·   Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals;
    market sentiment; the issuer's operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

·   Capital Structure Arbitrage Risk. The perceived mispricing identified by the
    Adviser may not disappear or may even increase, in which case losses may be realized.

·   Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

·   Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

·   Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Alternative
    Strategies Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies
    Fund's ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities.

·   Currency Risk. This is the risk that investing in foreign currencies may expose the Alternative Strategies Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The
    Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes.

·   Leverage Risk.  This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund's portfolio securities to be magnified and the Alternative Strategies Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

·   Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

·   Short Sale Risk. This is the risk that the value of a security the
    Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the
    Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

·   Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

·   Multi-Style Management Risk. This is the risk that the Alternative
    Strategies Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the Alternative Strategies Fund's assets.  Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

·   Portfolio Turnover Risk. This is the risk that the Alternative Strategies
    Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the
    Alternative Strategies Fund are held in a taxable account.

·   Unfavorable Tax Treatment Risk: This is the risk that a material portion of the Alternative Strategies Fund's return could be in the form of net investment income or short-term capital gains, some of which may be
		distributed to shareholders and taxed at ordinary income tax rates.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, it is possible to lose money on an investment in the Alternative Strategies Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Alternative Strategies Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Alternative Strategies Fund recently commenced operations on
September 30, 2011, no performance information is presented for the Alternative
Strategies Fund at this time. In the future, performance information will be presented in this section of the Prospectus. The performance information, when presented, will give investors some indication of the risks of an investment in the Alternative Strategies Fund by showing changes in the Alternative Strategies
Fund's performance from year to year and by comparing the Alternative Strategies
Fund's performance with the performance of a broad-based market index and other
		indexes.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Alternative Strategies Fund recently commenced operations on September 30, 2011, no performance information is presented for the Alternative Strategies Fund at this time.
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.32%
Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	599
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.32%
Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	675

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Alternative Strategies Fund, has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the Alternative Strategies Fund's operating expenses (excluding any taxes, interest,brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2013 (unless otherwise sooner terminated) to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement, exclusive of Dividend and Interest Expense, for the Institutional Class and the Investor Class will not exceed 1.49% and 1.74%, respectively. Operating expenses are a sum of Management Fees and Other Expenses but do not include Dividend and Interest expense which are a function of portfolio management strategies and will fluctuate. That agreement may be renewed after April 30, 2013 for periods not exceeding one year and may be terminated by the Board of Trustees (the "Board") of Litman Gregory Funds Trust on sixty (60) days' written notice to Litman Gregory. Litman Gregory may also decline to renew that agreement on thirty (30) days' written notice to the Trust. Any fee waiver or expense reimbursement made pursuant to that agreement is subject to the repayment by the Alternative Strategies Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the Alternative Strategies Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.